MARKETABLE SECURITIES (Summary of Changes in Fair Value of Company's Marketable Securities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Balance at beginning of the year	$ 56,662
Additions	38,702	71,783
Sale or maturity	(54,333)	(15,092)
Changes in fair value during the year	(65)	(29)
Balance at end of the period	$ 40,966	$ 56,662